Goodwill and Intangibles - Cost (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2026	Dec. 31, 2025
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill	€ 4,573.2	€ 4,559.2
Amortization of intangible assets	8.8	7.7	€ 8.8
Intangible assets and goodwill	€ 4,579.0	€ 4,573.2	4,559.2
US dollar | Derivative financial instruments | Foreign exchange forward contract | Currency risk
Reconciliation of changes in intangible assets and goodwill [abstract]
Percentage of financial instruments designated as hedging instruments	87.90%	87.50%		44.80%	35.70%
Cost
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill	€ 4,639.7	€ 4,618.0
Additions	14.8	13.9
Disposals, intangible assets other than goodwill		0.1
Disposals, intangible assets and goodwill	(0.9)
Effect of movements in foreign exchange	(0.1)	7.9
Intangible assets and goodwill	4,653.5	4,639.7	4,618.0
Additions	14.8	13.9
Disposals, intangible assets other than goodwill		0.1
Accumulated depreciation, amortisation and impairment [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill	(66.5)	(58.8)
Disposals, intangible assets other than goodwill	(0.6)
Effect of movements in foreign exchange	0.2
Amortization of intangible assets	(8.8)	(7.7)
Intangible assets and goodwill	(74.5)	(66.5)	(58.8)
Disposals, intangible assets other than goodwill	(0.6)
Goodwill
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill	2,105.0	2,101.6
Intangible assets and goodwill	2,106.1	2,105.0	2,101.6
Goodwill | Cost
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill	2,105.0	2,101.6
Additions	0.0	0.0
Disposals, intangible assets other than goodwill		0.0
Disposals, intangible assets and goodwill	0.0
Effect of movements in foreign exchange	1.1	3.4
Intangible assets and goodwill	2,106.1	2,105.0	2,101.6
Additions	0.0	0.0
Disposals, intangible assets other than goodwill		0.0
Goodwill | Accumulated depreciation, amortisation and impairment [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill	0.0	0.0
Disposals, intangible assets other than goodwill	0.0
Effect of movements in foreign exchange	0.0
Amortization of intangible assets	0.0	0.0
Intangible assets and goodwill	0.0	0.0	0.0
Disposals, intangible assets other than goodwill	0.0
Brands
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill	2,421.6	2,417.7
Intangible assets and goodwill	2,420.2	2,421.6	2,417.7
Brands | Cost
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill	2,430.1	2,425.6
Additions	0.0	0.0
Disposals, intangible assets other than goodwill		0.0
Disposals, intangible assets and goodwill	0.0
Effect of movements in foreign exchange	(1.0)	4.5
Intangible assets and goodwill	2,429.1	2,430.1	2,425.6
Additions	0.0	0.0
Disposals, intangible assets other than goodwill		0.0
Brands | Accumulated depreciation, amortisation and impairment [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill	(8.5)	(7.9)
Disposals, intangible assets other than goodwill	0.0
Effect of movements in foreign exchange	0.0
Amortization of intangible assets	(0.4)	(0.6)
Intangible assets and goodwill	(8.9)	(8.5)	(7.9)
Disposals, intangible assets other than goodwill	0.0
Computer software
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill	35.3	26.8
Intangible assets and goodwill	43.2	35.3	26.8
Computer software | Cost
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill	69.3	55.5
Additions	14.8	13.9
Disposals, intangible assets other than goodwill		0.1
Disposals, intangible assets and goodwill	(0.9)
Effect of movements in foreign exchange	(0.2)	0.0
Intangible assets and goodwill	83.0	69.3	55.5
Additions	14.8	13.9
Disposals, intangible assets other than goodwill		0.1
Computer software | Accumulated depreciation, amortisation and impairment [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill	(34.0)	(28.7)
Disposals, intangible assets other than goodwill	(0.6)
Effect of movements in foreign exchange	0.2
Amortization of intangible assets	(6.6)	(5.3)
Intangible assets and goodwill	(39.8)	(34.0)	(28.7)
Disposals, intangible assets other than goodwill	(0.6)
Customer relationships
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill	11.3	13.1
Intangible assets and goodwill	9.5	11.3	13.1
Customer relationships | Cost
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill	35.3	35.3
Additions	0.0	0.0
Disposals, intangible assets other than goodwill		0.0
Disposals, intangible assets and goodwill	0.0
Effect of movements in foreign exchange	0.0	0.0
Intangible assets and goodwill	35.3	35.3	35.3
Additions	0.0	0.0
Disposals, intangible assets other than goodwill		0.0
Customer relationships | Accumulated depreciation, amortisation and impairment [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill	(24.0)	(22.2)
Disposals, intangible assets other than goodwill	0.0
Effect of movements in foreign exchange	0.0
Amortization of intangible assets	(1.8)	(1.8)
Intangible assets and goodwill	(25.8)	€ (24.0)	€ (22.2)
Disposals, intangible assets other than goodwill	€ 0.0